UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-7920

High Income Opportunity Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end:  September 30
Date of reporting period: March 31, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

High Income

Opportunity Fund Inc.

Semi-Annual Report
March 31, 2005

WHAT’S INSIDE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, continued high oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)[i] growth was 3.8% in the fourth quarter. On April 28, after the reporting period ended, the first quarter 2005 GDP growth estimate came in at 3.1%.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiii by 0.25% increments four times during the reporting period. This brought the target for the federal funds rate to 2.75% by the end of March. The Fed raised its target rate by an additional 0.25% to 3.00% at its May meeting, after the Fund’s reporting period.

Despite volatility at the end of the period, the U.S. high-yield bond market, as represented by the Citigroup High Yield Market Index,iv returned 3.18% for the six-month period, outperforming nearly all other fixed income asset classes.

FUND PERFORMANCE AS OF MARCH 31, 2005 (unaudited)
Price Per Share	30-Day SEC Yield	Six-Month Total Return
$7.17 (NAV)	6.73%	2.76%
$6.31 (Market Price)	7.66%	-3.61%

All figures represent past performance and are not a guarantee of future results. The Fund’s yields will vary.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. The “SEC yield” is a return figure often quoted by bond and other fixed-income mutual funds. This quotation is based on the most recent 30-day (or one-month) period covered by the Fund’s filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the Fund’s expenses for the period. These yields are as of March 31, 2005 and are subject to change.

High Income Opportunity Fund Inc.	1

Performance Review

For the six months ended March 31, 2005, the High Income Opportunity Fund Inc. returned -3.61%, based on its New York Stock Exchange (“NYSE”) market price and 2.76% based on its net asset value (“NAV”) per share. In comparison, the Fund’s unmanaged benchmark, the Citigroup High Yield Market Index, returned 3.18% for the same time frame. The Lipper High Current Yield Closed-End Funds Category Average[v] was 3.49%. Please note that Lipper performance returns are based on each fund’s NAV per share.

During this six-month period, the Fund made distributions to shareholders totaling $0.2850 per share, a portion of which may be a return of capital. The performance table shows the Fund’s 30-day SEC yield as well as its six-month total return based on its NAV and market price as of March 31, 2005. Past performance is no guarantee of future results. The Fund’s yields will vary.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

Looking for Additional Information?

The Fund is traded under the symbol “HIO” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under symbol XHIOX. Barron’s and The Wall Street Journal’s Monday editions carry closed-end fund tables that will provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.citigroupassetmanagement.com.

2	2005 Semi-Annual Report

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-735-6507, Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current net asset value, market price, and other information.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer May 3, 2005

High Income Opportunity Fund Inc.	3

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The Fund invests in high-yield bonds, which are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. Fixed income investments are subject to interest rate risk. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. In addition, it may invest in foreign securities, which are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions, which could result in significant fluctuations.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
[i]i	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
[i]ii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The Citigroup High Yield Market Index is a broad-based unmanaged index of high yield securities.
[v]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended March 31, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 8 funds in the Fund’s Lipper category, and excluding sales charges.

4	2005 Semi-Annual Report

Take Advantage of the Fund’s Dividend Reinvestment Plan!

As an investor in the Fund, you can participate in its Dividend Reinvestment Plan (“Plan”), a convenient, simple and efficient way to reinvest your dividends and capital gains distributions, if any, in additional shares of the Fund. Below is a short summary of how the Plan works.

Plan Summary

If you are a Plan participant who has not elected to receive your dividends in the form of a cash payment, then your dividend and capital gain distributions will be reinvested automatically in additional shares of the Fund.

The number of common stock shares in the Fund you will receive in lieu of a cash dividend is determined in the following manner. If the market price of the common stock is equal to or exceeds the net asset value (“NAV”) per share on the determination date, you will be issued shares by the Fund at a price reflecting the NAV, or 95% of the market price, whichever is greater.

If the market price is less than the NAV at the time of valuation (the close of business on the determination date), PFPC Inc. (“Plan Agent”) will buy common stock for your account in the open market.

If the Plan Agent begins to purchase additional shares in the open market and the market price of the shares subsequently rises above the NAV previously determined before the purchases are completed, the Plan Agent will attempt to terminate purchases and have the Fund issue the remaining dividend or distribution in shares at the greater of the previously determined NAV or 95% of the market price. In that case, the number of Fund shares you receive will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares.

A more complete description of the current Plan appears in the section of this report beginning on page 34. To find out more detailed information about the Plan and about how you can participate, please call the Plan Agent at 1-800-331-1710.

High Income Opportunity Fund Inc.	5

Fund at a Glance (unaudited)
Investment Breakdown

6	2005 Semi-Annual Report

Schedule of Investments (unaudited)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

CORPORATE BONDS AND NOTES — 91.1%
CONSUMER DISCRETIONARY — 25.7%
Cable & Media — 8.1%
$525,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	$600,711
		Charter Communications Holdings LLC,
		Sr. Discount Notes:
8,655,000	CCC-	Step bond to yield 11.702% due 1/15/10	7,464,938
2,735,000	CCC-	Step bond to yield 11.662% due 1/15/11	2,201,675
3,880,000	CCC-	Step bond to yield 17.391% due 5/15/11	2,696,600
		CSC Holdings Inc.:
2,425,000	BB-	Sr. Debentures, 7.625% due 7/15/18	2,534,125
		Sr. Notes:
1,025,000	BB-	7.875% due 12/15/07	1,071,125
		Series B:
1,200,000	BB-	8.125% due 7/15/09	1,272,000
700,000	BB-	7.625% due 4/1/11	731,500
1,955,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	2,160,275
2,375,000	BB-	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	2,582,813
		Echostar DBS Corp.:
3,150,000	BB-	Guaranteed Notes, 6.625% due 10/1/14 (b)	3,059,438
1,979,000	BB-	Sr. Notes, 9.125% due 1/15/09	2,122,478
2,630,000	B-	Insight Communications Co., Inc., Sr. Discount Notes,
		step bond to yield 13.766% due 2/15/11	2,630,000
650,000	B+	Insight Midwest L.P./Insight Capital Inc., Sr. Notes,
		10.500% due 11/1/10	698,750
3,075,000	B	Mediacom Broadband LLC, Sr. Notes,
		11.000% due 7/15/13	3,305,625
75,000	B	Mediacom LLC/Mediacom Capital Corp., Sr. Notes,
		9.500% due 1/15/13	75,188
4,500,000	B+	Rogers Cablesystems, Ltd., Guaranteed Notes,
		11.000% due 12/1/15	4,927,500
2,575,000	BBB+	Time Warner Inc., Guaranteed Notes,
		6.625% due 5/15/29	2,713,785

			42,848,526

Casinos & Gaming — 5.2%
2,170,000	B+	Ameristar Casinos Inc., Guaranteed Notes,
		10.750% due 2/15/09	2,381,575
		Caesars Entertainment Inc., Sr. Sub. Notes:
1,300,000	BB-	9.375% due 2/15/07	1,386,125
1,325,000	BB-	8.875% due 9/15/08	1,455,844
2,545,000	BB-	8.125% due 5/15/11	2,831,312
1,845,000	B-	Global Cash Access LLC/Global Cash Finance Corp.,
		Sr. Sub. Notes, 8.750% due 3/15/12	1,964,925
2,625,000	B-	Herbst Gaming Inc., Sr. Sub. Notes,
		7.000% due 11/15/14 (b)	2,625,000

See Notes to Financial Statements.
High Income Opportunity Fund Inc.	7

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Casinos & Gaming — 5.2% (continued)
$2,175,000	B	Kerzner International Ltd., Guaranteed Notes,
		8.875% due 8/15/11	$2,343,562
2,150,000	B	Las Vegas Sands Corp., Sr. Notes,
		6.375% due 2/15/15 (b)	2,050,563
		Mandalay Resort Group, Sr. Sub.:
700,000	BB-	Debentures, 7.625% due 7/15/13	738,500
1,725,000	BB-	Notes, Series B, 10.250% due 8/1/07	1,884,563
		MGM MIRAGE:
		Guaranteed Notes:
875,000	BB-	9.750% due 6/1/07	945,000
2,050,000	BB-	8.375% due 2/1/11	2,224,250
2,100,000	BB+	Sr. Notes, 6.750% due 9/1/12	2,126,250
1,400,000	B+	Mohegan Tribal Gaming Authority, Sr. Sub. Notes,
		6.875% due 2/15/15 (b)	1,393,000
125,000	B+	Scientific Games Corp., Sr. Sub. Notes,
		6.250% due 12/15/12 (b)	125,000
800,000	B+	Station Casinos, Inc., Sr. Sub. Notes,
		6.875% due 3/1/16	805,000

			27,280,469

Home Builders — 1.7%
		D.R. Horton Inc.:
1,140,000	BB+	Guaranteed Notes, 8.000% due 2/1/09	1,231,323
910,000	BB-	Sr. Sub. Notes, 9.375% due 3/15/11	989,735
1,350,000	BB-	KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11	1,436,503
1,490,000	BBB-	Lennar Corp., Guaranteed Notes, Series B,
		9.950% due 5/1/10	1,564,160
650,000	BBB-	Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10	687,149
1,715,000	BB-	Schuler Homes Inc., Guaranteed Notes,
		10.500% due 7/15/11	1,905,315
875,000	B+	Standard Pacific Corp., Sr. Sub. Notes,
		9.250% due 4/15/12	993,125

			8,807,310

International Cable — 1.1%
400,000	B-	NTL Cable Plc, Sr. Notes, 8.750% due 4/15/14 (b)	433,000
5,500,000	B	UPC Broadband, Guaranteed Notes, 5.752% due 3/15/12	5,565,695

			5,998,695

Leisure — 1.0%
846,000	CCC+	AMC Entertainment Inc., Sr. Sub. Notes,
		9.500% due 2/1/11	871,380
3,725,000	B-	Cinemark, Inc., Sr. Discount Notes, step bond to yield
		9.393% due 3/15/14	2,663,375
250,000	CCC+	LCE Acquisition Corp., Guaranteed Notes,
		9.000% due 8/1/14 (b)	250,000

See Notes to Financial Statements.
8	2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Leisure — 1.0% (continued)
		Six Flags Inc., Sr. Notes:
$900,000	CCC	9.750% due 4/15/13	$843,750
675,000	CCC	9.625% due 6/1/14	626,062

			5,254,567

Lodging — 1.9%
		Hilton Hotels Corp.:
275,000	BBB-	Notes, 7.625% due 12/1/12	314,423
1,360,000	BBB-	Sr. Notes, 7.950% due 4/15/07	1,452,328
		Host Marriott L.P.:
2,920,000	B+	Guaranteed Notes, Series I, 9.500% due 1/15/07	3,095,200
1,300,000	B+	Sr. Notes, 6.375% due 3/15/15 (b)	1,248,000
2,550,000	CCC+	MeriStar Hospitality Operating Partnership, L.P./
		MeriStar Hospitality Finance Corp., Guaranteed Notes,
		10.500% due 6/15/09	2,741,250
1,250,000	BB+	Starwood Hotels & Resorts Worldwide Inc., Guaranteed
		Notes, 7.875% due 5/1/12	1,371,875

			10,223,076

Publishing & Printing — 2.0%
175,000	B	Cadmus Communications Corp., Sr. Sub. Notes,
		8.375% due 6/15/14	183,750
3,925,176	B-	Canwest Media Inc., Sr. Sub. Notes,
		8.000% due 9/15/12 (b)	4,150,873
		Dex Media Inc., Discount Notes:
3,000,000	B	Step bond to yield 8.372% due 11/15/13	2,295,000
1,250,000	B	Step bond to yield 9.161% due 11/15/13	956,250
2,300,000	B-	Houghton Mifflin Co., Sr. Discount Notes,
		step bond to yield 11.232% due 10/15/13	1,610,000
625,000	CCC+	Vertis Inc., Secured Notes, 9.750% due 4/1/09	656,250
601,000	BB-	Yell Finance B.V., Sr. Discount Notes, step bond to yield
		12.263% due 8/1/11	601,000

			10,453,123

Radio — 0.5%
375,000	B-	NextMedia Operating Inc., Guaranteed Notes,
		10.750% due 7/1/11	411,094
1,235,000	B-	Radio One, Inc., Guaranteed Notes, Series B,
		8.875% due 7/1/11	1,327,625
850,000	CCC+	Spanish Broadcasting Systems, Guaranteed Notes,
		9.625% due 11/1/09	892,500

			2,631,219

Restaurants — 1.0%
1,775,000	CCC+	Buffets, Inc., Sr. Sub. Notes, 11.250% due 7/15/10	1,881,500
1,350,000	B-	Carrols Corp., Sr. Sub. Notes, 9.000% due 1/15/13 (b)	1,397,250

See Notes to Financial Statements.
High Income Opportunity Fund Inc.	9

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Restaurants — 1.0% (continued)
$1,150,000	B-	Friendly Ice Cream Corp., Sr. Notes, 8.375% due 6/15/12	$1,098,250
1,000,000	B	VICORP Restaurants, Inc., Sr. Notes,
		10.500% due 4/15/11	1,025,000

			5,402,000

Retail — 2.1%
800,000	B-	Equinox Holdings Inc., Sr. Notes, 9.000% due 12/15/09	844,000
1,800,000	BBB-	The Gap Inc., Notes, 10.300% due 12/15/08	2,103,750
		J.C. Penney Co. Inc., Notes:
2,325,000	BB+	8.000% due 3/1/10	2,336,625
2,177,000	BB+	9.000% due 8/1/12	2,274,965
897,000	Aa3*	Pennzoil-Quaker State Co., Guaranteed Notes,
		10.000% due 11/1/08	971,632
1,819,000	BB	Saks Inc., Guaranteed Notes, 9.875% due 10/1/11	1,973,615
825,000	BB	Toys R Us, Notes, 7.375% due 10/15/18	693,000

			11,197,587

Television – Other — 0.2%
		Paxson Communications Corp., Guaranteed Notes:
665,000	CCC-	10.750% due 7/15/08	663,337
420,000	CCC-	Step bond to yield 12.309% due 1/15/09	392,700

			1,056,037

Textile/Apparel — 0.9%
2,000,000	B-	Interface, Inc., Sr. Notes, 10.375% due 2/1/10	2,250,000
1,925,000	B-	Levi Strauss & Co., Sr. Notes, 7.730% due 4/1/12 (b)	1,900,938
777,000	B+	The William Carter Co., Guaranteed Notes, Series B,
		10.875% due 8/15/11	862,470

			5,013,408

		TOTAL CONSUMER DISCRETIONARY	136,166,017

CONSUMER STAPLES — 6.1%
Consumer Products — 3.2%
1,220,000	BBB-	American Greetings Corp., Notes, 6.100% due 8/1/28	1,277,950
1,950,000	B	Hines Nurseries Inc., Guaranteed Notes,
		10.250% due 10/1/11	2,115,750
2,550,000	CCC	Home Interiors & Gifts Inc., Guaranteed Notes,
		10.125% due 6/1/08	2,116,500
1,750,000	CCC-	Icon Health & Fitness, Inc., Guaranteed Notes,
		11.250% due 4/1/12	1,233,750
1,150,000	CCC+	Leiner Health Products Inc., Sr. Sub. Notes,
		11.000% due 6/1/12	1,242,000
2,150,000	B	Playtex Products, Inc., Secured Notes, 8.000% due 3/1/11	2,327,375
225,000	B-	Riddell Bell Holdings Inc., Sr. Sub. Notes,
		8.375% due 10/1/12 (b)	231,750

See Notes to Financial Statements.
10	2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Consumer Products — 3.2% (continued)
$2,550,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	$2,671,125
3,350,000	B-	Simmons Bedding Co., Sr. Discount Notes,
		step bond to yield 10.002% due 12/15/14 (b)	2,110,500
1,395,000	B	Sola International Inc., Notes, 6.875% due 3/15/08	1,507,034

			16,833,734

Food Processing/Beverages/Tobacco — 1.6%
875,000	B+	Cott Beverages USA Inc., Guaranteed Notes,
		8.000% due 12/15/11	929,688
995,000	BB-	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	1,004,950
1,125,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12	1,223,438
		Doane Pet Care Co.:
2,575,000	CCC+	Guaranteed Notes, 10.750% due 3/1/10	2,742,375
175,000	CCC+	Sr. Sub. Notes, 9.750% due 5/15/07	172,375
2,675,000	B-	Pinnacle Foods Holding Corp., Sr. Sub. Notes,
		8.250% due 12/1/13 (b)	2,300,500

			8,373,326

Retail – Food & Drug — 0.9%
1,250,000	B	Jean Coutu Group Inc., Sr. Sub. Notes,
		8.500% due 8/1/14	1,220,313
		Rite Aid Corp.:
75,000	B-	Guaranteed Notes, 11.250% due 7/1/08	80,250
1,845,000	B-	Notes, 7.125% due 1/15/07	1,854,225
1,630,000	B-	Sr. Notes, 7.625% due 4/15/05	1,632,037

			4,786,825

Supermarkets — 0.4%
		Ahold Lease USA, Inc., Guaranteed Pass-Through
		Certificates:
1,327,823	BB	Series 01-A-1, step bond to yield 7.820% due 1/2/20	1,428,240
675,000	BB	Series 01-A-2, step bond to yield 8.620% due 1/2/25	744,609

			2,172,849

		TOTAL CONSUMER STAPLES	32,166,734

ENERGY — 6.3%
Drillers & Service — 0.6%
650,000	B-	Dresser-Rand Group Inc., Sr. Sub. Notes,
		7.375% due 11/1/14 (b)	653,250
1,725,000	B	Hanover Compressor Co., Sr. Notes, 9.000% due 6/1/14	1,854,375
865,000	BB-	SESI, LLC, Guaranteed Notes, 8.875% due 5/15/11	927,712

			3,435,337

Oil & Gas — 5.7%
		Dynegy Holdings Inc.:
4,500,000	B-	2nd Priority Sr. Secured Notes,
		8.020% due 7/15/08 (b)(c)	4,848,750
4,500,000	CCC+	Debentures, 7.625% due 10/15/26	3,493,125

See Notes to Financial Statements.
High Income Opportunity Fund Inc.	11

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Oil & Gas — 5.7% (continued)
		El Paso Corp., Sr. Medium-Term Notes:
$750,000	CCC+	7.800% due 8/1/31	$708,750
6,275,000	CCC+	7.750% due 1/15/32	5,945,563
1,121,000	B+	Magnum Hunter Resource, Inc., Sr. Notes,
		9.600% due 3/15/12	1,261,125
2,125,000	B+	Plains Exploration & Production Co., Sr. Sub. Notes,
		Series B, 8.750% due 7/1/12	2,326,875
520,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B,
		8.250% due 4/15/11	556,400
700,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	763,000
		Vintage Petroleum Inc.:
1,210,000	BB-	Sr. Notes, 8.250% due 5/1/12	1,315,875
1,600,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	1,704,000
		The Williams Cos., Inc., Notes:
1,825,000	B+	7.625% due 7/15/19	1,984,687
2,950,000	B+	7.875% due 9/1/21	3,230,250
1,550,000	B+	8.750% due 3/15/32	1,848,375

			29,986,775

		TOTAL ENERGY	33,422,112

FINANCIALS — 6.2%
Financial & Leasing — 6.2%
425,000	BB-	Ahold Finance USA, Inc., Notes, 8.250% due 7/15/10	468,562
9,956,016	D	Airplanes Pass-Through Trust, Corporate Asset-Backed
		Securities, Guaranteed Notes, Series D,
		10.875% due 3/15/12 (d)†	0
975,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC,
		Secured Notes, 9.000% due 7/15/14 (b)	1,057,875
683,000	B	Dex Media East LLC/Dex Media East Finance Co.,
		Guaranteed Notes, 12.125% due 11/15/12	812,770
1,416,000	B	Dex Media West LLC/Dex Media Finance Co., Sr. Sub.
		Notes, Series B, 9.875% due 8/15/13	1,585,920
		Ford Motor Credit Co.,
450,000	BBB-	Notes, 7.875% due 6/15/10	458,620
1,725,000	BBB-	Sr. Notes, 7.250% due 10/25/11	1,704,460
		General Motors Acceptance Corp.:
3,400,000	BBB-	Bonds, 8.000% due 11/1/31	2,968,288
		Notes:
1,275,000	BBB-	6.875% due 8/28/12	1,137,600
2,325,000	BBB-	6.750% due 12/1/14	2,011,732
1,680,000	BB	Markel Capital Trust I, Capital Securities, Guaranteed
		Notes, Series B, 8.710% due 1/1/46	1,798,842
2,250,000	B-	Nexstar Finance, Inc., Sr. Sub. Notes,
		7.000% due 1/15/14	2,137,500

See Notes to Financial Statements.
12	2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Financial & Leasing — 6.2% (continued)
$5,500,000	CCC-	Ocwen Capital Trust I, Capital Securities,
		Guaranteed Notes, 10.875% due 8/1/27	$5,651,250
500,000	B+	R.H. Donnelley Finance Corp. I, Guaranteed Notes,
		10.875% due 12/15/12 (b)	578,750
		Sprint Capital Corp., Guaranteed Notes:
3,250,000	BBB-	6.875% due 11/15/28	3,489,882
5,550,000	BBB-	8.750% due 3/15/32	7,222,115

		TOTAL FINANCIALS	33,084,166

HEALTHCARE — 3.6%
Healthcare Equipment & Supplies — 3.6%
1,350,000	D	aaiPharma Inc., Guaranteed Notes,
		11.000% due 4/1/10 (d)	668,250
2,450,000	B-	AmeriPath, Inc., Guaranteed Notes, 10.500% due 4/1/13	2,450,000
275,000	B	Athena Neurosciences Financial LLC, Guaranteed Notes,
		7.250% due 2/21/08	231,688
1,350,000	B	Community Health Systems Inc., Sr. Sub. Notes,
		6.500% due 12/15/12 (b)	1,323,000
1,773,624	BB+	Dade Behring Holdings Inc., Guaranteed Notes,
		11.910% due 10/3/10	1,942,118
1,200,000	B	Davita Inc., Sr. Notes, 6.625% due 3/15/13 (b)	1,194,000
		Extendicare Health Services Inc.:
775,000	B	Guaranteed Notes, 9.500% due 7/1/10	851,531
1,000,000	B-	Sr. Sub. Notes, 6.875% due 5/1/14	992,500
1,150,000	BB+	HCA Inc., Notes, 6.375% due 1/15/15	1,147,288
2,675,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Sr. Sub. Notes,
		8.750% due 6/15/14	2,802,063
1,375,000	CCC+	InSight Health Services Corp., Guaranteed Notes,
		Series B, 9.875% due 11/1/11	1,354,375
		Tenet Healthcare Corp.:
4,250,000	B	Notes, 7.375% due 2/1/13	4,026,875
75,000	B	Sr. Notes, 9.875% due 7/1/14	78,375

		TOTAL HEALTHCARE	19,062,063

INDUSTRIALS — 25.1%
Aerospace & Defense — 0.4%
650,000	BB-	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	698,749
1,250,000	B	Titan Corp., Guaranteed Notes, 8.000% due 5/15/11	1,306,250

			2,004,999

Airlines — 0.7%
		Continental Airlines, Inc., Pass-Through Certificates:
438,638	BB	Series 00-2, Class C, 8.312% due 4/2/11	356,001
2,380,000	B	Series 01-2, Class D, 7.568% due 12/1/06	1,896,222

See Notes to Financial Statements.
High Income Opportunity Fund Inc.	13

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Airlines — 0.7% (continued)
		United Air Lines Inc., Pass-Through Certificates:
$962,968	NR	Series 00-1, Class B, 8.030% due 7/1/11 (d)	$228,008
2,268,135	NR	Series 00-2, Class B, 7.811% due 10/1/09 (d)	808,828
		Series 01-1:
460,000	NR	Class B, 6.932% due 9/1/11 (d)	200,953
1,045,000	NR	Class C, 6.831% due 9/1/08 (d)	133,336

			3,623,348

Automotive — 1.5%
695,000	B+	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	726,275
1,925,000	BBB-	Dana Corp., Notes, 6.500% due 3/1/09	1,897,064
775,000	BBB-	Ford Motor Co., Notes, 7.450% due 7/16/31	702,948
		General Motors Corp.:
1,800,000	BBB-	Debentures, 8.375% due 7/15/33	1,544,044
2,125,000	BBB-	Sr. Notes, 7.125% due 7/15/13	1,833,707
1,000,000	B-	Tenneco Automotive Inc., Sr. Secured 2nd Lien Notes,
		Series B, 10.250% due 7/15/13	1,120,000
276,000	BB-	TRW Automotive Inc., Sr. Sub. Notes,
		11.000% due 2/15/13	310,500

			8,134,538

Building Products — 1.4%
		Associated Materials Inc.:
435,000	B-	Guaranteed Notes, 9.750% due 4/15/12	469,799
4,950,000	B-	Sr. Discount Notes, step bond to yield
		10.793% due 3/1/14	3,465,000
1,850,000	B-	Goodman Global Holding Co. Inc., Sr. Notes,
		5.760% due 6/15/12 (b)	1,840,750
1,500,000	CCC+	THL Buildco Nortek Inc., Sr. Sub. Notes,
		8.500% due 9/1/14	1,455,000

			7,230,549

Business Services — 1.9%
1,970,000	B-	Advanstar Communications Inc., Sr. Secured Notes,
		9.220% due 8/15/08 (c)	2,048,800
2,250,000	B-	Allied Security Escrow Corp., Sr. Sub. Notes,
		11.375% due 7/15/11 (b)	2,317,500
1,075,000	B-	Cenveo Corp., Sr. Sub. Notes, 7.875% due 12/1/13	964,812
		Iron Mountain Inc., Sr. Sub. Notes,
550,000	B	8.625% due 4/1/13	558,250
2,000,000	B	6.625% due 1/1/16	1,835,000
1,460,000	B+	Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12	1,562,200
1,125,000	CCC-	Muzak LLC/Muzak Finance Corp., Sr. Notes,
		10.000% due 2/15/09	928,125

			10,214,687

See Notes to Financial Statements.
14	2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Capital Goods — 0.2%
$1,150,000	B	Terex Corp., Guaranteed Notes, Series B,
		10.375% due 4/1/11	$1,256,375

Chemicals — 5.0%
1,020,000	BB-	Airgas Inc., Guaranteed Notes, 9.125% due 10/1/11	1,114,350
1,700,000	CCC+	Aventine Renewable Energy Holdings Inc.,
		Secured Notes, 9.010% due 12/15/11 (b)(c)	1,734,000
1,690,000	B-	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes,
		9.625% due 6/15/14 (b)	1,935,050
2,400,000	B+	Equistar Chemicals L.P./Equistar Funding Corp.,
		Sr. Notes, 10.625% due 5/1/11	2,706,000
700,000	BB+	FMC Corp., Medium-Term Notes, Series A,
		6.750% due 5/5/05	703,500
870,000	B+	Huntsman International LLC, Guaranteed Notes,
		9.875% due 3/1/09	943,950
1,750,000	BB-	ISP Chemco Inc., Guaranteed Notes, Series B,
		10.250% due 7/1/11	1,903,125
1,715,000	B+	ISP Holdings Inc., Sr. Secured Notes, Series B,
		10.625% due 12/15/09	1,843,625
4,150,000	B-	KI Holdings Inc., Sr. Discount Notes, step bond to yield
		9.879% due 11/15/14 (b)	2,573,000
		Lyondell Chemical Co., Sr. Secured Notes:
1,745,000	B+	11.125% due 7/15/12	2,015,475
450,000	B+	Series B, 9.875% due 5/1/07	463,500
700,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	812,000
655,000	B-	OM Group Inc., Guaranteed Notes, 9.250% due 12/15/11	677,925
2,025,000	CCC	Resolution Performance Products Inc., Sr. Sub. Notes,
		13.500% due 11/15/10	2,197,125
		Rhodia S.A., Sr. Notes:
250,000	CCC+	7.625% due 6/1/10 (b)	247,500
450,000	CCC+	10.250% due 6/1/10 (b)	492,750
2,750,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11 (b)	2,688,125
170,000	B+	Terra Capital Inc., Guaranteed Sr. Notes,
		12.875% due 10/15/08	202,300
943,000	BB-	Westlake Chemical Corp., Guaranteed Sr. Notes,
		8.750% due 7/15/11	1,036,121

			26,289,421

Consumer Products — 0.8%
		Service Corp. International:
1,225,000	BB	Debentures, 7.875% due 2/1/13	1,267,875
		Notes:
1,365,000	BB	6.875% due 10/1/07	1,388,887
1,715,000	BB	6.500% due 3/15/08	1,727,862

			4,384,624

See Notes to Financial Statements.
High Income Opportunity Fund Inc.	15

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Containers & Packaging — 2.8%
$2,275,000	B-	Anchor Glass Container Corp., Sr. Secured Notes,
		11.000% due 2/15/13	$2,064,563
1,375,000	B-	Berry Plastics Corp., Guaranteed Notes,
		10.750% due 7/15/12	1,557,188
3,420,000	BB-	Owens-Brockway Glass Container Inc., Guaranteed
		Notes, 8.875% due 2/15/09	3,667,950
1,975,000	B+	Plastipak Holdings Inc., Guaranteed Notes,
		10.750% due 9/1/11	2,202,125
		Pliant Corp.:
245,000	CCC+	Guaranteed Notes, 13.000% due 6/1/10	208,250
1,100,000	CCC+	Sr. Secured 2nd Lien Notes, 11.125% due 9/1/09	1,105,500
725,000	CCC-	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	540,125
1,550,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	1,651,781
		Tekni-Plex Inc.:
1,385,000	CCC-	Guaranteed Notes, Series B, 12.750% due 6/15/10	1,163,400
1,000,000	CCC-	Sr. Secured Notes, 8.750% due 11/15/13 (b)	952,500

			15,113,382

Industrial — 1.6%
1,235,000	NR	Aqua-Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08	1,062,100
435,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	432,825
175,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)	187,250
1,975,000	B	FlowServe Corp., Sr. Sub. Notes, 12.250% due 8/15/10	2,157,688
1,600,000	B-	Invensys Plc, Sr. Notes, 9.875% due 3/15/11 (b)	1,636,000
690,000	B+	NMHG Holding Co., Guaranteed Notes,
		10.000% due 5/15/09	746,925
625,000	B-	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	690,625
1,515,000	B-	Sensus Metering Systems Inc., Sr. Sub. Notes,
		8.625% due 12/15/13	1,556,662

			8,470,075

Industrial Services — 1.3%
		Allied Waste North America Inc., Series B:
475,000	BB-	Guaranteed Notes, 9.250% due 9/1/12	510,625
		Sr. Notes:
2,000,000	B+	7.375% due 4/15/14	1,820,000
25,000	BB-	7.250% due 3/15/15 (b)	23,875
2,580,000	BB-	Sr. Sub. Notes, 8.500% due 12/1/08	2,657,400
1,600,000	CCC+	Brand Services Inc., Sr. Notes, 12.000% due 10/15/12	1,784,000

			6,795,900

Paper& Forest Products— 4.5%
2,250,000	BB-	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	2,120,625
1,000,000	B+	Ainsworth Lumber Co. Ltd., Sr. Notes,
		6.750% due 3/15/14	955,000

See Notes to Financial Statements.
16	2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Paper & Forest Products — 4.5% (continued)
$2,525,000	B+	Appleton Papers Inc., Sr. Sub. Notes, Series B
		9.750% due 6/15/14	$2,651,250
1,550,000	B-	Blue Ridge Paper Products Inc., Sr. Secured Notes,
		9.500% due 12/15/08	1,557,750
3,000,000	BB	Bowater Inc., Debentures, 9.500% due 10/15/12	3,367,500
		Buckeye Technologies Inc., Sr. Sub. Notes:
700,000	B	9.250% due 9/15/08	700,000
2,930,000	B	8.000% due 10/15/10	2,915,350
1,875,000	B-	JSG Funding Plc, Sr. Notes, 9.625% due 10/1/12	2,025,000
2,500,000	B-	Newark Group Inc., Sr. Sub. Notes, 9.750% due 3/15/14	2,550,000
4,875,000	B	Stone Container Finance Corp., Guaranteed Notes,
		7.375% due 7/15/14	4,850,625

			23,693,100

Steel/Metal — 2.5%
1,075,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	1,058,875
2,425,000	B	IMCO Recycling Inc., Sr. Secured Notes,
		10.375% due 10/15/10	2,703,875
1,056,000	BBB	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	1,240,800
1,315,000	BB	Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11	1,453,075
1,600,000	B-	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12	1,736,000
1,400,000	B-	Mueller Holdings Inc., step bond to yield
		14.984% due 4/15/14	973,000
1,710,000	BBB	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	2,050,151
2,110,000	B	Wolverine Tube Inc., Guaranteed Notes,
		10.500% due 4/1/09	2,236,600

			13,452,376

Transportation – Other— 0.5%
1,450,000	B+	General Maritime Corp., Sr. Notes, 10.000% due 3/15/13	1,620,375
960,000	BB+	Windsor Petroleum Transport Corp., Notes,
		7.840% due 1/15/21 (b)	1,010,301

			2,630,676

		TOTAL INDUSTRIALS	133,294,050

INFORMATION TECHNOLOGY — 2.7%
Technology —2.7%
		Amkor Technology Inc.:
900,000	B	Sr. Notes, 9.250% due 2/15/08	864,000
2,205,000	CCC+	Sr. Sub. Notes, 10.500% due 5/1/09	1,984,500
1,555,000	NR	GT Group Telecom Inc., Sr. Discount Notes,
		step bond to yield 15.233% due 2/1/10 (d)†	156
6,775,000	B	Lucent Technologies Inc., Debentures,
		6.450% due 3/15/29	5,877,313
1,950,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	1,813,500

See Notes to Financial Statements.
High Income Opportunity Fund Inc.	17

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Technology — 2.7% (continued)
$475,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	$478,563
895,000	B-	Northern Telecom Capital, Notes, 7.875% due 6/15/26	903,950
2,060,000	BBB-	Thomas & Betts Corp., Medium-Term Notes,
		6.625% due 5/7/08	2,155,452

		TOTAL INFORMATION TECHNOLOGY	14,077,434

TELECOMMUNICATION SERVICES —9.2%
Cellular& PCs — 4.2%
		AirGate PCS, Inc., Sr. Sub. Secured Notes:
1,157,300	CCC	9.375% due 9/1/09	1,232,525
525,000	B-	5.875% due 10/15/11 (b)	538,125
		Alamosa Delaware Inc.:
3,008,000	CCC+	Sr. Discount Notes, step bond to yield
		11.437% due 7/31/09	3,286,240
568,000	CCC+	Sr. Notes, 11.000% due 7/31/10	648,940
		Cingular Wireless LLC:
3,825,000	A	Notes, 8.125% due 5/1/12	4,474,623
		Sr. Notes:
4,425,000	A	7.875% due 3/1/11	5,039,000
100,000	A	8.750% due 3/1/31	132,328
1,350,000	CCC	Dobson Cellular Systems, Secured Notes,
		9.875% due 11/1/12 (b)	1,383,750
2,550,000	CCC+	IWO Escrow Co., Secured Notes, 6.320% due 1/15/12 (b)	2,613,750
1,875,000	BB	Nextel Communications, Inc., Sr. Notes,
		7.375% due 8/1/15	1,989,844
998,000	B-	Nextel Partners Inc., Sr. Notes, 12.500% due 11/15/09	1,102,790

			22,441,915

Networks —3.6%
		AT&T Corp., Sr. Notes:
2,250,000	BB+	9.050% due 11/15/11	2,567,813
1,600,000	BB+	9.750% due 11/15/31	1,960,000
950,000	B+	Intelsat Bermuda Ltd., Sr. Notes, 7.805% due 1/15/12 (b)	969,000
225,000	B+	MCI Inc., Sr. Notes, 8.735% due 5/1/14	248,063
1,300,000	B+	PanAmSat Corp., Guaranteed Notes, 9.000% due 8/15/14	1,378,000
4,025,000	BB-	Qwest Corp., Notes, 9.125% due 3/15/12 (b)	4,397,312
		Qwest Services Corp., Notes:
3,990,000	B	14.000% due 12/15/10 (b)	4,638,375
1,583,000	B	14.500% due 12/15/14 (b)	1,919,387
1,550,000	B	Zeus Special Sub. Intelsat Ltd., Sr. Discount Notes,
		step bond to yield 9.253% due 2/1/15 (b)	988,125

			19,066,075

See Notes to Financial Statements.
18	2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Towers — 1.4%
$750,000	CCC	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	$791,250
985,000	CCC	American Tower Escrow Corp., Discount Notes,
		zero coupon to yield 14.330% due 8/1/08	743,675
		Crown Castle International Corp., Sr. Notes:
2,420,000	CCC+	10.750% due 8/1/11	2,595,450
1,150,000	CCC+	7.500% due 12/1/13	1,267,875
1,700,000	B-	SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10	1,780,750

			7,179,000

		TOTAL TELECOMMUNICATION SERVICES	48,686,990

UTILITIES — 6.2%
Electric Utilities — 5.0%
		The AES Corp., Sr. Notes:
3,855,000	B-	9.500% due 6/1/09	4,235,681
100,000	B-	7.750% due 3/1/14	103,750
2,550,000	BB-	Allegheny Energy Supply Statutory Trust 2001,
		Secured Notes, 10.250% due 11/15/07 (b)	2,830,500
		Calpine Corp.:
4,710,000	B	2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (b)	3,720,900
15,000	CCC+	Sr. Notes, 8.625% due 8/15/10	10,537
1,215,000	B	Sr. Secured Notes, 8.750% due 7/15/13 (b)	923,400
		Edison Mission Energy, Sr. Notes:
1,750,000	B+	10.000% due 8/15/08	1,953,438
800,000	B+	7.730% due 6/15/09	838,000
3,000,000	B+	9.875% due 4/15/11	3,480,000
1,225,000	NR	Mirant Americas Generation LLC, Sr. Notes,
		9.125% due 5/1/31 (d)	1,338,313
4,029,000	B	NRG Energy, Inc., 2nd Priority Sr. Secured Notes,
		8.000% due 12/15/13 (b)	4,280,813
2,350,000	B	Orion Power Holdings Inc., Sr. Notes,
		12.000% due 5/1/10	2,867,000

			26,582,332

Gas Utilities — 1.2%
		Reliant Resources, Inc., Secured Notes:
2,925,000	B+	9.250% due 7/15/10	3,144,375
2,725,000	B+	9.500% due 7/15/13	2,977,063

			6,121,438

		TOTAL UTILITIES	32,703,770

		TOTAL CORPORATE BONDS AND NOTES
		(Cost — $466,714,313)	482,663,336

See Notes to Financial Statements.
High Income Opportunity Fund Inc.	19

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	RATING(a)	SECURITY	VALUE

CONVERTIBLE BONDS — 0.0%
INFORMATION TECHNOLOGY — 0.0%
Technology — 0.0%
$562,000	B	Sanmina-SCI Corp., Sub. Debentures, zero coupon bond
		to yield 5.386% due 9/12/20 (Cost — $295,860)	$305,587

SHARES

CONVERTIBLE PREFERRED STOCK — 0.9%
TELECOMMUNICATION SERVICES — 0.9%
Cellular & PCs — 0.7%
4,660		Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	4,046,045

Towers — 0.2%
19,800		Crown Castle International Corp., 6.250% due 8/15/12	1,002,375

		TOTAL TELECOMMUNICATION SERVICES	5,048,420

		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost — $2,063,871)	5,048,420

COMMON STOCK — 0.8%
CONSUMER DISCRETIONARY — 0.3%
International Cable — 0.3%
87,708		Telewest Global, Inc. (e)	1,560,325

CONSUMER STAPLES — 0.0%
Food Processing/Beverages/Tobacco — 0.0%
73,499		Aurora Foods, Inc. (e)†	0

INDUSTRIALS — 0.0%
Aerospace & Defense — 0.0%
3,259		Northrop Grumman Corp.	175,921

Business Services — 0.0%
9,777		Outsourcing Solutions, Inc. (e)†	34,220

		TOTAL INDUSTRIALS	210,141

INFORMATION TECHNOLOGY — 0.1%
Technology — 0.1%
1,372		Freescale Semiconductor Inc., Class B Shares (e)	23,667
12,427		Motorola, Inc.	186,032

		TOTAL INFORMATION TECHNOLOGY	209,699

See Notes to Financial Statements.
20	2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE

TELECOMMUNICATIONS SERVICES — 0.4%
Cellular & PCs — 0.3%
137,186	Alamosa Holdings Inc. (e)	$1,600,961
20,125	Weblink Wireless, Inc. (b)(e)†	201

		1,601,162

Competitive Local Exchange Carrier — 0.0%
3,736	McLeodUSA, Inc., Class A Shares (e)	672

Towers — 0.1%
36,238	Crown Castle International Corp. (e)	581,982

	TOTAL TELECOMMUNICATIONS SERVICES	2,183,816

	TOTAL COMMON STOCK
	(Cost — $8,852,142)	4,163,981

WARRANTS

WARRANTS (e) — 0.1%
CONSUMER DISCRETIONARY — 0.0%
Cable & Media — 0.0%
6,725	Iridium World Communications Ltd., Expire 7/15/05 (b)†	67

Publishing/ Printing — 0.0%
1,765	Merrill Corp., Class B Shares, Expire 5/1/09 (b)†	0

	TOTAL CONSUMER DISCRETIONARY	67

INDUSTRIALS — 0.0%
Containers & Packaging — 0.0%
245	Pliant Corp., Expire 6/1/10 (b)†	3

Steel/Metal — 0.0%
1,075	Mueller Group Inc., Expire 4/15/14 (b)	86,269

	TOTAL INDUSTRIALS	86,272

INFORMATION TECHNOLOGY — 0.0%
Technology — 0.0%
1,705	Cybernet Internet Services International, Inc.,
	Expire 7/1/09 (b)†	0
1,555	GT Group Telecom Inc., Expire 2/1/10 (b)†	0
3,510	Viasystems Group Inc., Expire 1/31/10†	0

	TOTAL INFORMATION TECHNOLOGY	0

TELECOMMUNICATION SERVICES — 0.1%
Cellular & PCs — 0.0%
1,155	Horizon PCS Inc., Expire 10/1/10 (b)†	0
1,185	IWO Holdings Inc., Expire 1/15/11 (b)†	0

		0

See Notes to Financial Statements.
High Income Opportunity Fund Inc.	21

Schedule of Investments (unaudited) (continued)	March 31, 2005

WARRANTS	SECURITY	VALUE

Competitive Local Exchange Carrier — 0.0%
6,975	RSL Communications, Ltd., Expire 11/15/06†	$0

Networks — 0.0%
1,000	Jazztel Plc, Expire 7/15/10†	0

Towers — 0.1%
985	American Tower Corp., Expire 8/1/08 (b)	221,133

	TOTAL TELECOMMUNICATION SERVICES	221,133

	TOTAL WARRANTS
	(Cost — $1,442,700)	307,472

FACE AMOUNT

REPURCHASE AGREEMENT — 5.3%
$27,971,000	Interest in $954,517,000 joint tri-party repurchase
	agreement dated 3/31/05 with UBS Securities LLC,
	2.840% due 4/1/05; Proceeds at maturity —
	$27,973,207; (Fully collateralized by various U.S.
	government agency obligations and The International
	Bank for Reconstruction and Development Debentures,
	0.000% to 8.875% due 4/19/05 to 11/15/30; Market
	value — $28,530,426) (Cost — $27,971,000)	27,971,000

	TOTAL INVESTMENTS — 98.2%
	(Cost — $507,339,886**)	520,459,796
	Other Assets in Excess of Liabilities — 1.8%	9,441,877

	TOTAL NET ASSETS — 100.0%	$529,901,673

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Interest rate shown reflects current rate on instruments with multi-coupon or variable rates.
(d)	Security is currently in default.
(e)	Non-income producing security.
†	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
**	Aggregate cost for federal income tax purposes is substantially the same.

See page 23 for definitions of ratings.

See Notes to Financial Statements.
22	2005 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)  — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or a minus (–) sign to show relative standings within the major rating categories.

AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A	—
Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB	—
Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC and C	—
Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default, and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa”, where 1 is the highest and 3 the lowest rating within its generic category.

Aa	—
Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in“Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear some-what larger than in “Aaa” securities.

A	—
Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—
Bonds rated “Baa” are considered to be medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—
Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—
Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	—	Bonds rated “C” are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

High Income Opportunity Fund Inc.	23

Statement of Assets and Liabilities (unaudited)	March 31, 2005

ASSETS:
Investments, at value (Cost — $507,339,886)	$520,459,796
Cash	661
Interest and dividends receivable	10,019,106
Other receivables	145,998
Prepaid expenses	59,109

Total Assets	530,684,670

LIABILITIES:
Management fee payable	529,343
Directors’ fees payable	17,268
Accrued expenses	236,386

Total Liabilities	782,997

Total Net Assets	$529,901,673

NET ASSETS:
Par value of capital shares	$73,927
Capital paid in excess of par value	840,585,911
Overdistributed net investment income	(2,452,649)
Accumulated net realized loss from investment transactions	(321,425,426)
Net unrealized appreciation of investments	13,119,910

Total Net Assets
(Equivalent to $7.17 per share on 73,927,179 shares of
$0.001 par value outstanding; 500,000,000 shares authorized)	$529,901,673

See Notes to Financial Statements.
24	2005 Semi-Annual Report

Statement of Operations (unaudited)

For the Six Months Ended March 31, 2005

INVESTMENT INCOME:
Interest	$22,779,540
Dividends	84,658

Total Investment Income	22,864,198

EXPENSES:
Management fee (Note 2)	3,130,707
Shareholder communications	143,664
Audit and legal	42,939
Custody	34,069
Listing fees	29,832
Transfer agency services	14,902
Directors’ fees	4,740
Other	7,096

Total Expenses	3,407,949

Net Investment Income	19,456,249

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
(NOTES 1 AND 3):
Net realized gain from investment transactions	4,562,070
Increase from Payment by Affiliate (Note 2)	227,500
Net change in unrealized appreciation/depreciation of investments	(11,430,332)

Net Loss on Investments	(6,640,762)

Increase in Net Assets From Operations	$12,815,487

See Notes to Financial Statements.
High Income Opportunity Fund Inc.	25

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2005 (unaudited) and the Year Ended September 30, 2004
	2005	2004

OPERATIONS:
Net investment income	$19,456,249	$41,363,207
Net realized gain	4,562,070	10,823,770
Net change in unrealized appreciation/depreciation	(11,430,332)	7,010,564
Increase from payment by affiliate	227,500	—

Increase in Net Assets From Operations	12,815,487	59,197,541

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(21,069,246)	(42,390,691)
Return of capital	—	(1,961,500)

Decrease in Net Assets From
Distributions to Shareholders	(21,069,246)	(44,352,191)

FUND SHARE TRANSACTIONS (NOTE 4):
Net asset value of shares issued
for reinvestment of distributions	—	586,748

Increase in Net Assets From
Fund Share Transactions	—	586,748

Increase (Decrease) in Net Assets	(8,253,759)	15,432,098
NET ASSETS:
Beginning of period	538,155,432	522,723,334

End of period*	$529,901,673	$538,155,432

* Includes overdistributed net investment income of:	$(2,452,649)	$(839,652)

See Notes to Financial Statements.
26	2005 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year or period ended September 30, unless otherwise noted:

	2005(1)(2)		2004(2)	2003(2)	2002		2001	2000

Net Asset Value,
Beginning of Period	$7.28		$7.08	$6.10	$7.15		$9.42	$10.45

Income (Loss) From
Operations:
Net investment income	0.26		0.56	0.63	0.66	(3)	0.94	1.06
Net realized and unrealized
gain (loss)	(0.08)		0.24	1.03	(0.96	)(3)	(2.20)	(1.13)

Total Income (Loss)
From Operations	0.18		0.80	1.66	(0.30)		(1.26)	(0.07)

Gain From Repurchase of
Treasury Stock	—		—	—	—		—	0.05

Less Distributions From:
Net investment income	(0.29)		(0.57)	(0.61)	(0.67)		(1.01)	(1.01)
Return of capital	—		(0.03)	(0.07)	(0.08)		—	—

Total Distributions	(0.29)		(0.60)	(0.68)	(0.75)		(1.01)	(1.01)

Net Asset Value,
End of Period	$7.17		$7.28	$7.08	$6.10		$7.15	$9.42

Total Return, Based on
Market Price(4)	(3.61	)%‡	4.97%	31.00%	(8.20)%		(7.85)%	9.75%

Total Return, Based on
Net Asset Value(4)	2.76	%(5)‡	12.05%	28.67%	(4.85)%		(14.25)%	0.98%

Net Assets,
End of Period (millions)	$530		$538	$523	$442		$507	$652

Ratios to Average Net Assets:
Expenses	1.25	%†	1.26%	1.28%	1.23%		1.26%	1.22%
Net investment income	7.15	†	7.73	9.46	10.04	(3)	11.22	10.21

Portfolio Turnover Rate	19%		31%	37%	77%		83%	69%

Market Price, End of Period	$6.31		$6.83	$7.09	$6.00		$7.290	$8.938

(1)	For the six months ended March 31, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)
Effective October 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended September 30, 2002, the net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets would have been $0.68, $(0.98) and 10.13%, respectively. Per share information, ratios and supplemental data for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)	The total return calculation assumes that dividends are reinvested in accordance with the Fund’s dividend reinvestment plan.
(5)	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would have been 2.62%.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.
High Income Opportunity Fund Inc.	27

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

The High Income Opportunity Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Fixed income securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in corporate obligations, quotations from corporate bond dealers, market transactions in comparable securities and various relationships between securities. Securities listed or traded on national securities exchanges or reported on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization

28	2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method.

(d) Credit and Market Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains to shareholders of the Fund, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Management Agreement and Other Transactions by Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager of the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 1.15% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

During the six months ended March 31, 2005, SBFM reimbursed the Fund in the amount of $227,500 for losses incurred resulting from an investment transaction error.

All officers and one Director of the Fund are employees of Citigroup or its affiliates and do not receive compensation from the Fund.

High Income Opportunity Fund Inc.	29

Notes to Financial Statements (unaudited) (continued)

3. Investments During the six months ended March 31, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$97,241,783

Sales	108,654,241

At March 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$44,140,474
Gross unrealized depreciation	(31,020,564)

Net unrealized appreciation	$13,119,910

4. Capital Shares Capital stock transactions were as follows:

	Six Months Ended March 31, 2005		Year Ended September 30, 2004

	Shares	Amount	Shares	Amount

Shares issued on reinvestment	—	—	82,419	$ 586,748

5. Capital Loss Carryforward

On September 30, 2004, the Fund had, for federal income tax purposes, a net capital loss carryforward of $326,214,773, of which $11,075,343 expires in 2007, $39,805,822 expires in 2008, $69,256,717 expires in 2009, $141,417,884 expires in 2010, $62,116,725 expires in 2011 and $2,542,282 expires in 2012. This amount will be available to offset any future taxable capital gains.

6. Additional Information

Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) have submitted an Offer of Settlement of an administrative proceeding to the U.S. Securities and Exchange Commission (“SEC”) in connection with an investigation into the 1999 appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”). SBFM and CGMI understand that the SEC has accepted the Offer of Settlement, but has not yet issued the administrative order.

30	2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The SEC order will find that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order will find that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”) had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also will find that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement will not establish wrongdoing or liability for purposes of any other proceeding.

The SEC will censure SBFM and CGMI and order them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order will require Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, will be paid to the U.S. Treasury and then distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The distribution plan may also include a portion of certain escrowed transfer agency fees, in accordance with the terms of the order.

The order will require SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also will be required to comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when

High Income Opportunity Fund Inc.	31

Notes to Financial Statements (unaudited) (continued)

requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

The Fund did not implement the transfer agent arrangement described above and therefore will not receive any portion of the distributions.

32	2005 Semi-Annual Report

Financial Data (unaudited)

For a share of capital stock outstanding throughout each period:

	NYSE Closing Price	Net Asset Value*	Distribution Paid	Dividend Reinvestment Price

Fiscal Year 2003
October 22	$5.69	$5.86	$0.0570	$5.83
November 25	6.36	6.26	0.0570	6.26
December 23	6.17	6.28	0.0570	6.28
January 28	6.70	6.40	0.0570	6.40
February 25	6.88	6.40	0.0570	6.54
March 25	6.91	6.51	0.0570	6.57
April 22	6.92	6.73	0.0570	6.73
May 27	7.13	6.88	0.0570	6.88
June 24	7.25	7.07	0.0570	7.07
July 22	6.93	7.05	0.0570	7.04
August 26	7.04	6.90	0.0570	6.90
September 23	7.00	7.05	0.0570	7.05
Fiscal Year 2004
October 28	7.09	7.12	0.0500	7.12
November 24	7.04	7.17	0.0500	7.13
December 22	7.12	7.30	0.0500	7.17
January 27	7.27	7.45	0.0500	7.36
February 24	7.20	7.30	0.0500	7.26
March 23	7.04	7.28	0.0500	7.10
April 27	6.43	7.27	0.0500	6.59
May 25	6.56	7.07	0.0500	6.67
June 22	6.50	7.12	0.0500	6.58
July 27	6.73	7.15	0.0500	6.84
August 24	6.82	7.21	0.0500	6.92
Sepember 21	6.84	7.28	0.0500	6.90
Fiscal Year 2005
October 26	6.91	7.32	0.0500	6.96
November 22	6.76	7.40	0.0500	6.84
December 28	6.68	7.42	0.0500	6.73
January 25	6.55	7.35	0.0450	6.63
February 22	6.54	7.40	0.0450	6.66
March 21	6.30	7.26	0.0450	6.31

* As of record date

High Income Opportunity Fund Inc.	33

Additional Shareholder Information (unaudited)

Result of Annual Meeting to Shareholders

The Annual Meeting of Shareholders of High Income Opportunity Fund Inc. was held on April 29, 2005, for the purpose of considering and voting upon the election of two Class II Directors, each for a three-year term. The following table provides information concerning the matters voted upon at the Meeting:

Election of Directors*

Nominees	Votes For	Votes Withheld

Lee Abraham	63,148,742	2,603,669
Richard E. Hanson, Jr.	63,231,605	2,520,807

*	The following Directors, representing the balance of the Board of Directors, continue to serve as Directors: Jane F. Dasher, Donald R. Foley, R. Jay Gerken, Paul Hardin, Richard E. Hanson, Jr., Roderick C. Rasmussen and John P. Toolan.

34	2005 Semi-Annual Report

Dividend Reinvestment Plan (unaudited)

Under the Fund’s Dividend Reinvestment Plan (“Plan”), a shareholder whose shares of Common Stock are registered in his own name will have all distributions from the Fund reinvested automatically by PFPC Inc. (“PFPC”), as purchasing agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in “street name”) will be reinvested by the broker or nominee in additional shares under the Plan, unless the service is not provided by the broker or nominee or the shareholder elects to receive distributions in cash. Investors who own common stock registered in street name should consult their broker-dealers for details regarding reinvestment. All distributions to shareholders who do not participate in the Plan will be paid by check mailed directly to the record holder by or under the direction of PFPC as dividend paying agent.

The number of shares of common stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. When the market price of the common stock is equal to or exceeds the net asset value (“NAV”) per share of the common stock on the determination date (generally, the record date for the distribution), the Plan participants will be issued shares of common stock by the Fund at a price equal to the greater of NAV determined as described below or 95% of the market price of the common stock.

If the market price of the common stock is less than the NAV of the common stock at the time of valuation (which is the close of business on the determination date) PFPC will buy common stock in the open market, on the stock exchange or elsewhere, for the participants’ accounts. If following the commencement of the purchases and before PFPC has completed its purchases, the market price exceeds the NAV of the common stock as of the valuation time, PFPC will attempt to terminate purchases in the open market and cause the Fund to issue the remaining portion of the dividend or distribution in shares at a price equal to the greater of (a) NAV as of the valuation time or (b) 95% of the then current market price. In this case, the number of shares received by a Plan participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. To the extent PFPC is unable to stop open market purchases and cause the Fund to issue the remaining shares, the average per share purchase price paid by PFPC may exceed the NAV of the common stock as of the valuation time, resulting in the acquisition of fewer shares than if the dividend or capital gains distribution had been paid in common stock issued by the Fund at such net asset value. PFPC will begin to purchase common stock on the open market as soon as practicable after the determination date for the dividend or capital gains distribution, but in no event shall such purchases continue later than 30 days after the payment date for such dividend or distribution, or the record date for a succeeding dividend or distribution, except when necessary to comply with applicable provisions of the federal securities laws.

High Income Opportunity Fund Inc.	35

Dividend Reinvestment Plan (unaudited) (continued)

PFPC maintains all shareholder accounts in the Plan and furnishes written confirmation of all transactions in each account, including information needed by a shareholder for personal and tax records. The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. Common stock in the account of each Plan participant will be held by PFPC in uncertificated form in the name of each Plan participant.

Plan participants are subject to no charge for reinvesting dividends and capital gains distributions under the Plan. PFPC’s fees for handling the reinvestment of dividends and capital gains distributions will be paid by the Fund. No brokerage charges apply with respect to shares of common stock issued directly by the Fund under the Plan. Each Plan participant will, however, bear a proportionate share of any brokerage commissions actually incurred with respect to any open market purchases made under the Plan.

Experience under the Plan may indicate that changes to it are desirable. The Fund reserves the right to amend or terminate the Plan as applied to any dividend or capital gains distribution paid subsequent to written notice of the change sent to participants at least 30 days before the record date for the dividend or capital gains distribution. The Plan also may be amended or terminated by PFPC, with the Fund’s prior written consent, on at least 30 days’ written notice to Plan participants. All correspondence concerning the Plan should be directed by mail to PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027 or by telephone at 1-800-331-1710.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market price, shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained be calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-888-735-6507, (2) on the Fund’s website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

36	2005 Semi-Annual Report

DIRECTORS

Lee Abraham
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA

President and
Chief Executive Officer

Andrew B. Shoup

Senior Vice President and
Chief Administrative Officer

Robert J. Brault

Chief Financial Officer
and Treasurer

Beth A. Semmel, CFA

Vice President and
Investment Officer

Peter J. Wilby, CFA

Vice President and
Investment Officer

Andrew Beagley

Chief Anti-Money Laundering and
Chief Compliance Officer

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

399 Park Avenue

New York, New York 10022

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

TRANSFER AGENT
PFPC Inc.

P.O. Box 43027

Providence, Rhode Island 02940-3027

This report is intended only for the shareholders of the High Income Opportunity Fund Inc. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

HIGH INCOME OPPORTUNITY
FUND INC.

125 Broad Street

10th Floor, MF-2

New York, New York 10004

FD0802 5/05 05-8528

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	Principal Accountant Fees and Services

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

Exhibit 99.CODE ETH

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

High Income Opportunity Fund Inc.

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of High Income Opportunity Fund Inc.

Date:   June 9, 2005

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken) Chief Executive Officer of High Income Opportunity Fund Inc.

Date:   June 9, 2005

By:	/s/ Robert J. Brault (Robert J. Brault) Chief Financial Officer of High Income Opportunity Fund Inc.

Date:   June 9, 2005